SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Balance at beginning of period	$ 28,763	$ 21,348
Impairments	(9,605)
Depreciation of real estate	7,690	7,415
Balance at close of period	$ 26,848	$ 28,763